Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats, as such term is defined in Form 20-F, Part II, Item 16K(a). These risks include, among other things, operational risks; intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy or security laws and other litigation and legal risk; and reputational risks.

We also maintain an incident response plan to coordinate the activities we take to protect against, detect, respond to and remediate cybersecurity incidents, as such term is defined in Form 20-F, Part II, Item 16K(a), as well as to comply with potentially applicable legal obligations and mitigate brand and reputational damage.

We have implemented several cybersecurity processes, technologies, and controls to aid in our efforts to identify, assess, and manage material risks, as well as to test and improve our incident response plan. Our approach includes, among other things:

•        conducting regular network and endpoint monitoring, as well as periodic vulnerability assessments and penetration testing, designed to identify threat risks on our information systems, as such term is defined in Form 20-F, Part II, Item 16K(a);

•        running tabletop exercises to simulate a response to a cybersecurity incident and use the findings to improve our processes and technologies;

•        conducting regular cybersecurity training programs for employees, including annual review and acceptance of our IT Acceptable Use Policy (IT-AUP), and the annual cybersecurity awareness month employee engagement activities designed to reinforce our employee information security training and enhance the culture and knowledge of cybersecurity risks among our employees;

•        writing some of our policies, procedures and standards based on the standards set by the National Institute of Standards and Technology (“NIST”);

•        leveraging the NIST incident handling framework to help us identify, protect, detect, respond, and recover when there is an actual or potential cybersecurity incident;

•        operating threat intelligence processes designed to model and research our adversaries;

•        conducting regular phishing email simulations for employees and contractors with access to corporate email systems to enhance awareness and responsiveness to such possible threats;

•        through policy, practice and contract (as applicable) requiring employees, as well as third-parties who provide services on our behalf, to treat customer information and data with care; and

•        performing cybersecurity risk assessments of key vendors.

These approaches vary in maturity across the business and we work to continually improve them.

Our process for identifying and assessing material risks from cybersecurity threats operates alongside our broader overall risk assessment process, covering all company risks. As part of this process appropriate disclosure personnel will collaborate with subject matter specialists, as necessary, to gather insights for identifying and assessing material cybersecurity threat risks, their severity, and potential mitigations.

As part of the above approach and processes, we regularly engage with auditors to help identify areas for continued focus, improvement and/or compliance.

In our risk factors, we describe whether and how risks from identified cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. See our risk factor disclosures at Item 3D of this Annual Report on Form 20-F.

In the last three fiscal years, we have not experienced any material cybersecurity incidents and the expenses we have incurred from cybersecurity incidents were immaterial. This includes penalties and settlements of which there were none.

Cybersecurity Governance

Cybersecurity is an important part of our risk management processes and an area of increasing focus for the Telesat Corporation Board (the “Board”) and management.

As part of our entire Board’s operational risk management responsibilities, it provides oversight of risks from cybersecurity threats. The Audit Committee has been designated with the responsibility to regularly review the Company’s processes and procedures around managing cybersecurity threat risks and cybersecurity incidents. As discussed below, members of management report to the Audit Committee which reports to the entire Board about cybersecurity threat risks, among other cybersecurity related matters. At least quarterly the Audit Committee receives an overview from management of our cybersecurity threat risk management and strategy processes covering topics such as data security posture, results from third-party assessments, progress towards pre-determined risk-mitigation-related goals, our incident response plan, and cybersecurity threat risks or incidents and developments, as well as the steps management has taken to respond to such risks. In such sessions, the Audit Committee generally receives materials including cybersecurity operations statistics and other materials indicating current and emerging cybersecurity threat risks, and describing the company’s ability to mitigate those risks, and discusses such matters with our Director of Cybersecurity and Compliance (“DCC”). The Audit Committee chair briefs the plenary Board on management’s assessment at each quarterly Board meeting. Management also provides a cyber security briefing directly to the plenary Board annually, or more frequently if circumstances warrant, along with delivery of statistics and any material developments, quarterly. Members of the Board are also encouraged to regularly engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs. Material cybersecurity threat risks may also be considered during separate Board and committee meeting discussions.

Our cybersecurity risk management and strategy processes, which are discussed in greater detail above, are led by our DCC. Our DCC has over 13 years’ experience running a cybersecurity organization at Telesat and at a large, publicly-listed, US defense contractor. She is CISSP-certified, has a Master of Business Administration and holds a Bachelor of Science majoring in information technology from Western Governor’s University. She has built incident response plans and has experience with managing incidents and coordinating a response, remediating issues and implementing corrective actions to prevent further similar incidents. Her experience also includes reporting on the risk of incidents, advising executives in determining the overall impact, and recommending mitigation and containment measures.

Our DCC is informed about and monitors the prevention, mitigation, detection, and remediation of cybersecurity incidents through her management of, and participation in, the cybersecurity risk management and strategy processes described above, including the operation of our incident response plan. If a cybersecurity incident is determined to be a material cybersecurity incident, our incident response plan and cybersecurity disclosure controls and procedures define the process to disclose such a material cybersecurity incident.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

In our risk factors, we describe whether and how risks from identified cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. See our risk factor disclosures at Item 3D of this Annual Report on Form 20-F.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

In the last three fiscal years, we have not experienced any material cybersecurity incidents and the expenses we have incurred from cybersecurity incidents were immaterial. This includes penalties and settlements of which there were none.

Cybersecurity Risk Role of Management [Text Block]

Cybersecurity Governance

Cybersecurity is an important part of our risk management processes and an area of increasing focus for the Telesat Corporation Board (the “Board”) and management.

As part of our entire Board’s operational risk management responsibilities, it provides oversight of risks from cybersecurity threats. The Audit Committee has been designated with the responsibility to regularly review the Company’s processes and procedures around managing cybersecurity threat risks and cybersecurity incidents. As discussed below, members of management report to the Audit Committee which reports to the entire Board about cybersecurity threat risks, among other cybersecurity related matters. At least quarterly the Audit Committee receives an overview from management of our cybersecurity threat risk management and strategy processes covering topics such as data security posture, results from third-party assessments, progress towards pre-determined risk-mitigation-related goals, our incident response plan, and cybersecurity threat risks or incidents and developments, as well as the steps management has taken to respond to such risks. In such sessions, the Audit Committee generally receives materials including cybersecurity operations statistics and other materials indicating current and emerging cybersecurity threat risks, and describing the company’s ability to mitigate those risks, and discusses such matters with our Director of Cybersecurity and Compliance (“DCC”). The Audit Committee chair briefs the plenary Board on management’s assessment at each quarterly Board meeting. Management also provides a cyber security briefing directly to the plenary Board annually, or more frequently if circumstances warrant, along with delivery of statistics and any material developments, quarterly. Members of the Board are also encouraged to regularly engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs. Material cybersecurity threat risks may also be considered during separate Board and committee meeting discussions.

Our cybersecurity risk management and strategy processes, which are discussed in greater detail above, are led by our DCC. Our DCC has over 13 years’ experience running a cybersecurity organization at Telesat and at a large, publicly-listed, US defense contractor. She is CISSP-certified, has a Master of Business Administration and holds a Bachelor of Science majoring in information technology from Western Governor’s University. She has built incident response plans and has experience with managing incidents and coordinating a response, remediating issues and implementing corrective actions to prevent further similar incidents. Her experience also includes reporting on the risk of incidents, advising executives in determining the overall impact, and recommending mitigation and containment measures.

Our DCC is informed about and monitors the prevention, mitigation, detection, and remediation of cybersecurity incidents through her management of, and participation in, the cybersecurity risk management and strategy processes described above, including the operation of our incident response plan. If a cybersecurity incident is determined to be a material cybersecurity incident, our incident response plan and cybersecurity disclosure controls and procedures define the process to disclose such a material cybersecurity incident.

Cybersecurity Risk Board of Directors Oversight [Text Block]	As part of our entire Board’s operational risk management responsibilities, it provides oversight of risks from cybersecurity threats.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our DCC is informed about and monitors the prevention, mitigation, detection, and remediation of cybersecurity incidents through her management of, and participation in, the cybersecurity risk management and strategy processes described above, including the operation of our incident response plan.